Commitments and Contigencies (10 K) (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Jan. 28, 2015	Apr. 04, 2014
Prepaid expenses, lease payments		$ 24,073		$ 24,073
Security deposit			$ 10,000	$ 4,815
Lease Agreements [Member]
Lease agreement term	January 26, 2015 and ends on January 25, 2017.
Lease Agreements [Member] | First Year Annual Rentel Fee [Member]
Annual rental fee	$ 58,271
Lease Agreements [Member] | Second Year Annual Rentel Fee [Member]
Annual rental fee	66,750
Lease term for a purchase price	$ 775,000